Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies (Textual)
Lease expiration period			Various dates through 2016.
Period of renewal option of agreements			Ranging from one to five years.
Lease rental expenses	$ 103,911	$ 30,778	$ 174,513	$ 59,104